Assets and Liabilities - Financial Assets and Liabilities - Additional Information (Details) € in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2019 EUR (€)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 EUR (€)	Aug. 27, 2019 EUR (€)
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets description		Generally, the Company’s financial assets are available to support current operations and amounts expected to be realized within the next twelve months are classified in the Statement of Financial Position as current assets.	Generally, the Company’s financial assets are available to support current operations and amounts expected to be realized within the next twelve months are classified in the Statement of Financial Position as current assets.
Impairment of financial assets		kr 0		kr 0
Derivative financial assets		0
Recognized gain (loss)		(626,539,000)		(633,246,000)	kr (337,497,000)
Kreos Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Advance payment		2,500,000	€ 0.4
Clawback liability current		7,900,000
Clawback liability non current		28,200,000
Kreos Debt Facility | Finance Expense
Disclosure Of Financial Assets And Liabilities [Line Items]
Recognized gain (loss)		kr 500,000		kr (800,000)
Kreos Debt Facility | Tranche 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Transaction costs					3,400,000	€ 0.5
Kreos Debt Facility | Tranche 2
Disclosure Of Financial Assets And Liabilities [Line Items]
Transaction costs					kr 1,700,000	€ 0.2
Kreos Capital
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of lender				the lender may, at any time in its sole discretion in eight years, depending on certain events defined in the Loan Agreement, notify the Company that a Facilitation Fee is due and payable (“Notification”).
Description of borrowings				The Facilitation Fee is an amount equal to the greater of (i) 10% of the aggregate amount of the amount borrowed and (ii) the percentage increase in the Company’s share price on Nasdaq Copenhagen between the 30-day volume-weighted average share price on the date of the Loan Agreement and the closing share price on the day immediately preceding the date of the notification applied to the aggregate amount of amounts borrowed. The variability arising from the change in Orphazyme’s share price is not closely related to the host debt instrument characterized mainly by interest rate and credit risk. Therefore, the embedded equity-linked amount is separated from the host debt instrument and accounted for as an embedded written call option at fair value through profit and loss.
Kreos Capital
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings | €							€ 18.0
Kreos Capital | Tranche 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings | €							€ 9.0
Kreos Capital | Kreos Debt Facility
Disclosure Of Financial Assets And Liabilities [Line Items]
Description of loan agreement				In August 2019, Orphazyme entered into a structured debt facility (“Loan Agreement”) with Kreos Capital to secure funding of €9 million (Tranche 1”) to be repaid over forty-two months (“Loan Term”), with the first twelve months requiring interest only payments at nominal annual fixed interest rate of 9.75% and the remaining thirty months requiring equal installments comprising principal and interest. Early repayment of the borrowed amounts may be made in whole but not in part, with the repayment amount being equal to the principal outstanding plus the sum of all the interest repayments that would have been paid throughout the remainder of the loan discounted at an annual rate of 4.0%.
Loan term	forty-two months
Borrowings, interest rate	9.75%
Percentage of loan discounted at annual rate	4.00%
Kreos Capital | Kreos Debt Facility | Tranche 1
Disclosure Of Financial Assets And Liabilities [Line Items]
Borrowings | €	€ 9.0